LEASES	7 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
5.	LEASES
The Company primarily has
non-cancelable
operating leases for its headquarters in New York and various other offices. The operating lease for the Company’s headquarters does not include any renewal options.

(dollars in thousands) Lease Cost	Year Ended December 31, 2021
Operating lease cost	$7,930
Short term lease cost	286

Net Lease Cost	$8,216

Supplement Lease Cash Flow Information	Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$5,956
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$78,677

Lease Term and Discount Rate	December 31, 2021
Weighted-average remaining lease term:
Operating leases	10.2 years
Weighted-average discount rate:
Operating leases	3.1%

Future Maturity of Operating Lease Payments	Operating Leases
2022 (1)	$1,199
2023	12,672
2024	10,062
2025	9,964
2026	9,799
Thereafter	61,957

Total Lease Payments	105,653
Imputed interest	(17,173)

Total Lease Liabilities	$88,480

(1)	Presented net of $8.0 million of tenant improvement allowance and reflects the impact of a $4.8 million rent holiday period on certain leases.